Unaudited Condensed Consolidated Statements of Financial Position - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Assets
Cash and cash equivalents	$ 6,483	$ 6,471
Financial investments	3,903	2,726
Trade and other receivables	6,252	4,627
Inventories	9,718	8,210
Income taxes	758	658
Other taxes recoverable	1,364	1,368
Prepayments	584	468
Others	848	895
Current assets other than assets classified as held for sale	29,910	25,423
Assets classified as held for sale	27	25
Current assets	29,937	25,448
Trade and other receivables	553	851
Judicial deposits	16,580	14,814
Income taxes	207	365
Deferred income taxes	1,198	1,015
Other taxes recoverable	4,772	4,177
Prepayments	4,341	4,238
Others	409	316
Long-term receivables	28,060	25,776
Investments	654	550
Property, plant and equipment - PP&E	185,694	168,040
Intangible assets	2,732	2,523
Non-current assets	217,140	196,889
Total assets	247,077	222,337
Liabilities
Trade payables	6,617	7,442
Finance debt	1,435	2,186
Lease liability	10,250	10,037
Income taxes	875	1,292
Production taxes and other taxes payable	5,535	3,810
Dividends payable	1,583	2,095
Provision for decommissioning costs	2,835	2,950
Employee benefits	3,224	3,805
Others	2,571	2,331
Current liabilities other than Liabilities on assets classified as held for sale	34,925	35,948
Liabilities related to assets classified as held for sale	112	103
Current liabilities	35,037	36,051
Finance debt	24,399	24,255
Lease liability	34,722	33,315
Income taxes	598	576
Deferred income taxes	10,417	6,354
Employee benefits	16,807	15,367
Provisions for legal proceedings	3,429	3,250
Provision for decommissioning costs	26,859	25,563
Others	1,726	1,715
Non-current liabilities	118,957	110,395
Current and non-current liabilities	153,994	146,446
Share capital (net of share issuance costs)	107,101	107,101
Capital reserve and capital transactions	1,145	1,145
Profit reserves	71,133	72,600
Retained earnings	14,825
Accumulated other comprehensive loss	(101,296)	(105,281)
Attributable to the shareholders of Petrobras	92,908	75,565
Non-controlling interests	175	326
Equity	93,083	75,891
Total liabilities and equity	$ 247,077	$ 222,337